Accounts Receivable	12 Months Ended
Dec. 31, 2020
Trade and other receivables [abstract]
Accounts Receivable
11.	ACCOUNTS RECEIVABLE

		As of December 31,
	Notes	2019	2020
		HK$	HK$

Receivable from investment banking services	(i)	66,740,188	21,976,920
Receivable from brokers and clearing house	(ii)	261,329,847	19,864,662
Clients’ receivables	(ii)	18,309,539	35,508,668

		346,379,574	77,350,250

Notes:

(i)
The normal settlement terms of receivables from investment banking services are specific terms mutually agreed between the contracting parties. Receivable from investing banking services is non-interest bearing. As of January 1, 2019, the Group has receivable arising from contracts with customers in investment banking services of
HK$134,855,895.

(ii)
As of December 31, 2020, included in the clients’ receivables are non-interest bearing receivables arising from asset management service of HK$34,208,077 (2019: HK$9,428,553). There are normal settlement terms of those receivables which are specific terms mutually agreed between the contracting parties. As of January 1, 2019, the Group has receivables arising from contracts with customers in asset management service of HK$5,512,422. The normal settlement terms of clients’ receivables and receivable from brokers and clearing house arising from asset management services are 2 days after trade date or at specific terms agreed with brokers and clearing house. Overdue clients’ receivable is interest-bearing. As of December 31, 2019 and 2020, the Group’s clients’ receivables of
 HK$2,142,145 and nil were due from fellow subsidiaries, respectively, which are repayable on similar credit terms to those offered to the major customers of the Group.

The Group seeks to maintain strict control over its outstanding receivables and has a credit control team to minimise credit risk. Overdue balances are reviewed regularly by senior management. The Group does not hold any collateral over its accounts receivable.
An aging analysis of the accounts receivable as of the end of the reporting periods, based on the invoice date, net of loss allowance is as follows:

	As of December 31,
	2019	2020
	HK$	HK$

Not yet due	294,541,514	67,241,210
Past due
Within 1 month	41,032,006	7,797,011
1 to 3 months	5,232,320	221,183
Over 3 months	5,573,734	2,090,846

	346,379,574	77,350,250

As
of
 December 31, 2019 and 2020, accounts receivable was due from a number of reputable corporate clients, brokers and individual clients.
An impairment analysis of clients’ receivables, receivable from brokers and clearing house, and receivable from investment banking services is performed at each reporting date using probability of default approach to measure expected credit losses. The probability of default and loss given default are estimated based on the Group’s assessment on credit ratings of the accounts receivable and historical loss experience. The notion or categorization of credit risk rating is for internal risk management purposes and is not equivalent to the similar terms applied by other credit rating agencies. The calculation reflects the probability-weighted outcome, the time value of money and reasonable and supportable information that is available at the reporting date about past events, current conditions and forecasts of future economic conditions.
During the year ended December 31, 2020, an impairment for loss allowance of HK$17,109,001 was made on receivables with gross amount of HK$17,109,001 arising from investment banking service, and was further written off as the directors of the Company considered there was no realistic prospect of recovery. During the year ended December 31, 2018 and 2019, no impairment for loss allowance was recorded.
As
of
 December 31, 2019, the probability of default ranged from 0.14% to 18.24% and the loss given default was estimated to be 45%. As of
 December 31, 2020, the probability of default ranged from 0.11% to 30.91% and the loss given default was estimated to be 45%.

	Internal credit risk rating
	AAA	AA	A	BBB	BB	CCC	Total
As of December 31, 2019
Expected credit loss rate	—	0.14%	0.17%	0.33%	0.59%	18.24%	—
Gross carrying amount (HK$’000)	—	141,440	64,914	136,928	1,826	1,272	346,380

	Internal credit risk rating
	AAA	AA	A	BBB	BB	CCC	Total
As of December 31, 2020
Expected credit loss rate	—	—	0.07%	0.05%	—	0.56%	—
Gross carrying amount (HK$’000)	—	—	21,977	52,723	—	2,650	77,350

The expected credit losses as
of
 December 31, 2019 and 2020 were immaterial and no loss allowance for account
s
receivable was
recorded
.